Lease (Details) - Schedule of carrying amounts of right-of-use assets and movement $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Carrying Amounts Of Right Of Use Assets And Movement Abstract
Balance as of January 1, 2022
Initial recognition	306
Depreciation on right-of-use-assets	(38)
Balance as of June 30, 2022	$ 268